Parent Company Only, Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 44,193	$ 39,812	$ 37,534
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(19,284)	(15,022)	(12,884)
Stock based compensation expense	325	378	405
Net gain on securities transactions	(717)	(1,622)	(2,161)
Total adjustments	5,344	23,147	21,095
Net cash provided by operating activities	49,537	62,959	58,629
Cash flows from investing activities:
Proceeds from sales and calls of securities available for sale	321,074	417,204	1,204,250
Purchases of securities available for sale	(120,655)	(416,617)	(1,199,986)
Net cash used in investing activities	(29,105)	(169,345)	(106,385)
Cash flows from financing activities:
Proceeds from exercise of stock options and related tax benefits	131	36	0
Dividends paid	(24,851)	(24,724)	(24,587)
Payments to acquire treasury stock	282	0	0
Proceeds from sales of treasury stock	2,850	2,908	2,913
Net cash provided by (used in) financing activities	67,972	145,414	58,829
Net increase in cash and cash equivalents	88,404	39,028	11,073
Cash and cash equivalents at beginning of period	583,044	544,016	532,943
Cash and cash equivalents at end of period	671,448	583,044	544,016
TrustCo Bank Corp NY [Member]
Cash flows from operating activities:
Net income	44,193	39,812	37,534
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(20,970)	(16,387)	(13,833)
Stock based compensation expense	325	378	405
Net change in other assets and accrued expenses	388	277	(158)
Total adjustments	(20,257)	(15,732)	(13,586)
Net cash provided by operating activities	23,936	24,080	23,948
Cash flows from investing activities:
Purchases of securities available for sale	(25)	0	0
Net cash used in investing activities	(25)	0	0
Cash flows from financing activities:
Proceeds from exercise of stock options and related tax benefits	131	36	0
Dividends paid	(24,839)	(24,711)	(24,574)
Payments to acquire treasury stock	(282)	0	0
Proceeds from sales of treasury stock	2,850	2,908	2,913
Net cash provided by (used in) financing activities	(22,140)	(21,767)	(21,661)
Net increase in cash and cash equivalents	1,771	2,313	2,287
Cash and cash equivalents at beginning of period	15,263	12,950	10,663
Cash and cash equivalents at end of period	$ 17,034	$ 15,263	$ 12,950